FINANCIAL INCOME AND EXPENSES (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income
Interest income	$ 25,791,172	$ 32,388,801	$ 2,196,886
Ipiranga purchase warranty restatement	47,032	39,509	11,290
From PIS credit and COFINS		2,054,586	1,312,930
Other financial income	5,557,963	5,239,514	4,270,763
Total	31,396,167	39,722,410	7,791,869
Financial expenses
Bond interest	(53,148,503)	(51,863,601)	(48,624,062)
Bank loan interest	(4,510,379)	(1,782,972)	(267,012)
Lease interest	(2,616,945)	(2,092,868)	(1,816,506)
Other financial costs	(5,012,525)	(3,808,512)	(2,284,876)
Total	$ (65,288,352)	$ (59,547,953)	$ (52,992,456)